CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of cash and cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	$ 39,828	$ 19,401	$ 27,280
Restricted cash, current	0	0	5,234
Cash and cash equivalents and restricted cash	$ 39,828	$ 19,401	$ 32,514	$ 11,395